Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

First Trust Flexible Municipal High Income ETF

First Trust Income Opportunities ETF

EquityCompass Risk Manager ETF

First Trust Low Duration Strategic Focus ETF

First Trust Active Factor Large Cap ETF

First Trust Active Factor Mid Cap ETF

First Trust Active Factor Small Cap ETF

First Trust Multi-Manager Large Growth ETF

FT Cboe Vest Fund of Buffer ETFs

FT Cboe Vest Fund of Deep Buffer ETFs

First Trust TCW ESG Premier Equity ETF

First Trust Innovation Leaders ETF

First Trust Expanded Technology ETF

First Trust SkyBridge Crypto Industry and Digital Economy ETF

First Trust Multi-Manager Small Cap Opportunities ETF

FT Cboe Vest Buffered Allocation Defensive ETF

FT Cboe Vest Buffered Allocation Growth ETF

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs

(each, a “Fund”)

Supplement To each Fund’s Statement of Additional Information

OCTOBER 6, 2022

Notwithstanding anything to the contrary in each Fund’s Statement of Additional Information, First Trust Advisors L.P.’s (“First Trust”) use of the ISS Proxy Voting Guidelines is not intended to constrain First Trust’s consideration of any proxy proposal, and there are times when First Trust deviates from the ISS Proxy Voting Guidelines. This includes when required by Rule 12d1-4 agreements between a Fund and certain acquired funds, if applicable. Generally, First Trust will not rely on ISS Proxy Voting Guidelines to withhold votes or vote against directors solely based on quota criteria or the exclusion of certain climate-related disclosures, which may or may not relate to the company’s core business or may not materially impact shareholder value. First Trust will consider such proxy voting decisions in light of merit-based considerations which it believes may impact shareholder value. First Trust retains final authority and fiduciary responsibility for proxy voting.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE